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Victory CEMP Global High Dividend Defensive Fund
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Supplement [Text Block]	ck0001547580_SupplementTextBlock

Victory Funds

Victory CEMP Multi-Asset Growth Fund

Supplement Dated May 6, 2016 to the

Prospectus and Summary Prospectus Dated October 28, 2015, as supplemented

Proposed Change in Fund Name, Investment Objective and Principal Investment Strategy

The Board of Trustees of Victory Portfolios II (the “Board”) has approved changes to the name, investment objective, and principal investment strategy of the Victory CEMP Multi-Asset Growth Fund (“Fund”).  The Board has also approved a change in the broad-based market index to which the Fund’s performance is compared.  The changes are subject to regulatory review and are currently expected to take effect on or about July 5, 2016.  The proposed changes are:

1.                    Name Change: The Fund will be renamed the “Victory CEMP Global High Dividend Defensive Fund.”

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2.                    Investment Objective Change: The Fund’s investment objective will change to reflect a dividend income component as follows:

The Fund’s objective is to achieve long-term capital appreciation and dividend income.

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3.                    Change in Principal Investment Strategy:  Consistent with the changes in the Fund’s name and investment objective, the Fund’s principal investment strategy will be revised to include investments in underlying funds that invest for dividend income, capital appreciation or both.  The Fund will continue to operate as a fund-of-funds, investing in mutual funds and exchange-traded funds advised by Victory Capital, including those that track Victory Capital’s CEMP Indexes, which include the CEMP High-Dividend and CEMP Long/Cash Indexes.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund’s primary benchmark index will be changed to the MSCI World Stock Index from the S&P 500 Index.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	4. Change in Broad-Based Market Index: The Fund’s primary benchmark index will be changed to the MSCI World Stock Index from the S&P 500 Index.
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The foregoing is only a summary of the anticipated changes to the Fund and is subject to change. Fund shareholders will receive additional information detailing these changes in connection with their implementation.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE